Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012
Summary of activity related to gross unrecognized tax benefits
Balance of unrecognized tax benefits at the beginning of the period	$ 4,301	$ 3,859
Gross increase for tax positions taken during a prior period		29
Gross decrease for tax positions taken during a prior period	(106)	(60)
Gross increase for tax positions taken during the current period	872	810
Settlements	(247)	(147)
Reductions as a result of a lapse of the applicable statute of limitations	(1,080)	(190)
Balance of unrecognized tax benefits at the end of the period	3,740	4,301
Additional disclosures
Unrecognized tax benefit that would affect the effective tax rate, if recognized	2,801
Unrecognized tax benefit that would not affect the effective tax rate, if recognized	939
Interest and penalties accrued in current tax	$ 200	$ 150